Unrelated Party Financing, textuals 1 (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Line of Credit Facility [Line Items]
Repayment of the loan			$ 26,500
Proceeds from an unrelated party loan		$ 0	35,000	$ 0
Discount premium amortization		8,990	6,010	0
Outstanding amount		$ 0
Addiewell LTD [Member]
Line of Credit Facility [Line Items]
Debt instrument issuance date		Jun. 30, 2017
Debt instrument maturity date		Dec. 31, 2018
Debt Instrument Dividend Restrictions		Finally, the new loan facility included financial and other covenants which stipulated the repayment of the facility with proceeds from the sale of assets of the Company, proceeds from the issuance of new equity and proceeds from the exercise of existing warrants to purchase the Company's Series B Convertible Preferred Shares (Note 7), and prohibited the payment of dividends.
Proceeds from an unrelated party loan	$ 35,000
Interest bearing "discount premium"			$ 10,000
Weighted average interest rate		6.00%	6.00%
Outstanding amount		$ 0
Addiewell LTD [Member] | Last Three Months [Member]
Line of Credit Facility [Line Items]
Interest rate		12.00%
Addiewell LTD [Member] | Thirteenth To Fifteenth Month [Member]
Line of Credit Facility [Line Items]
Interest rate		9.00%
Addiewell LTD [Member] | First Twelve Months [Member]
Line of Credit Facility [Line Items]
Interest rate		6.00%
Rbs Term Loan [Member] | Addiewell LTD [Member]
Line of Credit Facility [Line Items]
Discount premium amortization		$ 6,282	$ 3,718	0
Accrued interest		0	9
Interest expense on unrelated party debt		$ 247	$ 3,773	$ 4,902